Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property, equipment and software, net
Total		¥ 18,205,497			¥ 30,027,939
Less: Accumulated depreciation		(5,631,319)			(8,945,101)
Net book value		12,574,178		$ 3,066,372	21,082,838
Depreciation expenses	¥ 3,533,483	2,310,065	¥ 1,751,086
Electronic equipment
Property, equipment and software, net
Total		7,172,694			13,780,685
Building and building improvement
Property, equipment and software, net
Total		5,855,920			9,118,708
Logistic and warehouse equipment
Property, equipment and software, net
Total		2,693,969			3,912,356
Vehicles
Property, equipment and software, net
Total		1,164,376			1,240,001
Leasehold improvement
Property, equipment and software, net
Total		827,408			1,318,735
Office equipment
Property, equipment and software, net
Total		287,282			406,534
Software
Property, equipment and software, net
Total		¥ 203,848			¥ 250,920